REVENUE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
REVENUE

18. REVENUE

Revenues earned are comprised of lease and service of $1,579,905 (2022 –$222,406, 2021 - $nil) December 31, 2023 and sale of products of $1,905,242 (2022 – $1,545,968, 2021 - $122,808). For the years ended December 31, 2023 and 2022, the Company had one major customer from whom revenues are earned. Please refer to the note 14 to this financial statement for the details regarding revenue from major customer.